Annual Total Returns[BarChart] - Xtrackers MSCI EAFE Hedged Equity ETF - Xtrackers MSCI EAFE Hedged Equity ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	18.15%	25.90%	5.26%	4.50%	5.75%	16.60%	(9.27%)	24.43%